As filed with the Securities and Exchange Commission on July 19, 2001

                                                      Registration No. 333-55804

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1

                          SAFECO Tax Exempt Bond Trust
               (Exact name of registrant as specified in charter)
                             10865 Willows Road N.E.
                                Redmond, WA 98052
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (425) 376-8212


                                   COPIES TO:

David F. Hill                                     R. Darrell Mounts, Esq.
SAFECO Mutual Funds                               Kirkpatrick & Lockhart LLP
10865 Willows Road N.E.                           100 Pine Street, Suite 3200
Redmond WA 98052                                  San Francisco, CA 94111-5218
(Name and Address of Agent for Service)


         It is proposed that this filling will become effective

___X__ immediately upon filing pursuant to paragraph (b) of Rule 485
______ on ______________ pursuant to paragraph (b)
______ 60 days after filing pursuant to paragraph (a)(1)
______ on ______________ pursuant to paragraph (a)(1)
______ 75 days after filing pursuant to paragraph (a)(2)
______ on ______________ pursuant to paragraph (a)(2) of Rule 485

                          SAFECO TAX-EXEMPT BOND TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

        o        Cover Sheet
        o        Contents of Registration Statement
        o        Form N-14 Cross Reference Sheet*
        o        Letter to Stockholders*
        o        Notice of Special Meeting*
        o        Part A - Proxy Statement/Prospectus*
        o        Part B - Statement of Additional Information*
        o        Part C - Other Information
        o        Signature Page
        o        Exhibits













--------
* Incorporated by reference from Registration Statement on Form N-14, SEC File No. 333-55804, filed on February 16, 2001.

                            PART C. OTHER INFORMATION


ITEM 15.  INDEMNIFICATION.

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations. Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         No indemnification will be provided to a trustee, officer, employee or agent: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

         To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

         Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the 1934 Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

         Under an agreement with its investment adviser ("Amended and Restated Investment Advisory Agreement"), Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any

         Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

         Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

         In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

         Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.


ITEM 16.  EXHIBITS.

Exhibit
Number        Description
---------     --------------

(1)  (a) -   Agreement and Declaration of Trust of the Registrant, dated
             May 13, 1993, was filed as an Exhibit to Registrant's
             Post-Effective Amendment No. 4 to the Registration Statement on
             Form N-1A, filed on May 30, 1995, and is hereby incorporated by reference.

     (b) - First Amendment, dated February 2, 1995 to the Agreement and Declaration of Trust of the Registrant, dated May 13, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on May 30, 1995, and is hereby incorporated by reference.

     (c) - Second Amendment, dated January 18, 2000, to the Agreement and Declaration of Trust of the Registrant, dated May 13, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on February 29, 2000, and is hereby incorporated by reference.

(2) Amended and Restated Bylaws of the Registrant, dated October 13 1999, were filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on February 29, 2000, and are hereby incorporated by reference.

(3)      -   Voting Trust Agreements - None.

(4)      -   A copy of the form of Agreement and Plan of Reorganization was filed as Appendix I of the Registration Statement on Form N-14, SEC
             File No. 333-55804, filed on February 16, 2001, and is hereby incorporated by reference.

(5)      -   Provisions of instruments defining the rights of holders of
             Registrant's securities are contained in the Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 to the Registration
             Statement on Form N-1A, filed on May 30, 1995, and is hereby incorporated by reference. Such provisions are also contained in Registrant's Bylaws, which were filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on
             Form N-1A, filed on May 30, 1995, and are hereby incorporated by reference.

(6)  (a)     Investment Advisory Contract, dated September 30, 1993, between
             Registrant and SAFECO Asset Management Company, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 to the
             Registration Statement on Form N-1A, filed on May 30, 1995, and is hereby incorporated by reference.

     (b) -   Amended and Restated Investment Advisory Contract, dated April
             30, 1999 between Registrant and SAFECO Asset Management Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on April 30, 1999, and is hereby incorporated by reference.

     (c) -   Administration and Fund Accounting Agreement, dated April 30,
             1999, between Registrant and SAFECO Asset Management Company, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on April 30, 1999, and is hereby incorporated by reference.

(7)  (a) -   Distribution Agreement, dated September 30, 1996, between
             Registrant and SAFECO Securities, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 to the Registration

             Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

     (b) - Form of Selling Dealer Agreement between SAFECO Securities, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

(8)      -   Agreements Concerning Officers and Directors/Trustees Benefits -
             None.

(9)  (a) -   Custodian Contract, dated March 31, 1997, between Registrant and State Street Bank and Trust Company was filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on
             Form N-1A, filed on April 30, 1997, and is hereby incorporated by reference.

     (b) - Transfer Agent Agreement between Registrant and SAFECO Services Corporation, dated September 30, 1996, was filed as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

(10) (a) -   Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares was filed as an Exhibit to Post-Effective
             Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

     (b) - Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

     (c) - Rule 18f-3 Multiple Class Plan was filed as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 1, 1996, and is hereby incorporated by reference.

(11)     -   Opinion and Consent of Kirkpatrick & Lockhart LLP as to the
             legality of the securities being registered was filed as an exhibit to the Registration Statement on Form N-14, SEC File No. 333-55804, filed on February 16, 2001, and is hereby incorporated by reference.

(12)     -   Opinion and Consent of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed electronically herewith.

(13)     -   Administration and Fund Accounting Agreement, dated April 30,
             1999, between Registrant and SAFECO Asset Management Company, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on April 30,
             1999, and is hereby incorporated by reference.

(14)     -   Regarding opinions, appraisals or rulings and consents relied on in preparing this Registration Statement and required by Section 7 of the Securities Act of 1933, the Consent of Independent Auditors was filed as an exhibit to the Registration Statement on Form N-14, SEC File No. 333-55804, filed on February 16, 2001, and is hereby incorporated by reference.

(15)     -   Financial Statements - None.

(16)     -   Powers of Attorney, dated August 6, 1998, was filed as an exhibit to the Registration Statement on Form N-14, SEC File No. 333-55804, filed on February 16, 2001, and is hereby incorporated by reference.

(17)     -   Form of Proxy was filed as an exhibit to the Registration
             Statement on Form N-14, SEC File No. 333-55804, filed on February
             16, 2001, and is hereby incorporated by reference.


ITEM 17.  UNDERTAKINGS.

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, SAFECO Tax-Exempt Bond Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Seattle, and State of Washington on the 10th day of July, 2001.

                                    SAFECO TAX-EXEMPT BOND TRUST


                                    By   /s/ DAVID F. HILL
                                         ------------------------------
                                         David F. Hill, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



     NAME                                   TITLE                                       DATE
/s/ DAVID F. HILL                          President and Trustee                     July 10, 2001
- -----------------------------            Principal Executive Officer
David F. Hill

RONALD L. SPAULDING*                       Vice President and                        July 10, 2001
- -----------------------------            Treasurer
Ronald L. Spaulding

/s/ DAVID H. LONGHURST                     Vice President, Controller                July 10, 2001
- -----------------------------            and Secretary
David H. Longhurst

/s/ RANDALL H. TALBOT                      Chairman and Trustee                      July 10, 2001
- -----------------------------
Randall H. Talbot

BARBARA J. DINGFIELD*                      Trustee                                   July 10, 2001
- -----------------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*                       Trustee                                   July 10, 2001
- -----------------------------
Richard E. Lundgren

LARRY L. PINNT*                            Trustee                                   July 10, 2001
- -----------------------------
Larry L. Pintt



JOHN W. SCHNEIDER*                         Trustee                                   July 10, 2001
- -----------------------------
John W. Schneider

*By /s/ DAVID F. HILL
   -------------------------------
   David F. Hill, Attorney-in-Fact

                               INDEX TO EXHIBITS

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus.